Leases - Additional Information (Detail)	3 Months Ended
Sep. 30, 2022
Line of Credit Facility [Line Items]
Incremental borrowing rate of average commercial real estate loans	10.00%
Lab Space, Salt Lake City, UT [Member]
Line of Credit Facility [Line Items]
Lease term	5 years
Additional lease term of contract	60 months
Lease expiration date	Oct. 31, 2024
Lab Space, New York City, NY [Member]
Line of Credit Facility [Line Items]
Lease term	3 months
Term for lease renewal	2 months
Lab Space, St. Petersburg, FL [Member]
Line of Credit Facility [Line Items]
Lease term	1 year
Borrowers with Excellent Credit Ratings [Member]
Line of Credit Facility [Line Items]
Percentage of average interest rates on commercial real estate loans	2.20%
Borrowers early in the Business ' Life Cycle and with Lower Credit Ratings [Member]
Line of Credit Facility [Line Items]
Percentage of average interest rates on commercial real estate loans	18.00%
Maximum [Member]
Line of Credit Facility [Line Items]
Lease term	12 months